Fair Value Measurements And Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Measurements And Financial Instruments [Abstract]
Fair Value Measurements And Financial Instruments

NOTE 12 – FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

The fair value measurement accounting standard, codified in ASC Topic 820, Fair Value Measurement (ASC Topic 820), provides a framework for measuring fair value and defines fair value as the price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on independent market data sources. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available. The valuation hierarchy is composed of three categories. The categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The categories within the valuation hierarchy are described as follows:

•	Level 1 – Inputs to the fair value measurement are quoted prices in active markets for identical assets or liabilities.

•

Level 2 – Inputs to the fair value measurement include quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Inputs to the fair value measurement are unobservable inputs or valuation techniques.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The fair value measurement standard applies to certain financial assets and liabilities that are measured at fair value on a recurring basis (each reporting period). These financial assets and liabilities include money-market securities, trading marketable securities, available-for-sale marketable securities and derivative instruments. The Company continues to record these items at fair value on a recurring basis and the fair value measurements are applied using ASC Topic 820. The Company does not have any material nonfinancial assets or liabilities that are measured at fair value on a recurring basis. A summary of the valuation methodologies used for the respective financial assets and liabilities measured at fair value on a recurring basis is as follows:

Money-market securities: The Company's money-market securities include funds that are traded in active markets and are recorded at fair value based upon the quoted market prices. The Company classifies these securities as level 1.

Trading securities: The Company's trading securities include publicly-traded mutual funds that are traded in active markets and are recorded at fair value based upon quoted market prices of the net asset values of the funds. The Company classifies these securities as level 1.

Available-for-sale securities: The Company's available-for-sale securities include publicly-traded equity securities that are traded in active markets and are recorded at fair value based upon the closing stock prices. The Company classifies these securities as level 1.

Derivative instruments: The Company's derivative instruments consist of foreign currency exchange contracts and interest rate swap contracts. The Company classifies these instruments as level 2 as the fair value is determined using inputs other than observable quoted market prices. These inputs include spot and forward foreign currency exchange rates and interest rates that the Company obtains from standard market data providers. The fair value of the Company's outstanding foreign currency exchange contracts was not material at December 31, 2011 or January 1, 2011.

A summary of the financial assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and January 1, 2011 was as follows (in thousands):

	Balance Sheet Classification	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$745,381	$745,381	$—	$—
Available-for-sale marketable securities	Other current assets	38,657	38,657	—	—
Trading marketable securities	Other assets	204,825	204,825	—	—
Interest rate swap	Other assets	18,078	—	18,078	—
Total assets		$1,006,941	$988,863	$18,078	$—

	Balance Sheet Classification	January 1, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$364,418	$364,418	$—	$—
Trading marketable securities	Other assets	190,438	190,438	—	—
Available-for-sale marketable securities	Other current assets	33,745	33,745	—	—
Total assets		$588,601	$588,601	$—	$—

Liabilities
Interest rate swap	Other liabilities	$10,046	$—	$10,046	$—
Total liabilities		$10,046	$—	$10,046	$—

 The Company also had $240.4 million and $135.9 million of cash equivalents invested in short-term time deposits and interest and non-interest bearing bank accounts at December 31, 2011 and January 1, 2011, respectively.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

The fair value measurement standard also applies to certain financial assets and liabilities that are measured at fair value on a nonrecurring basis. A summary of the valuation methodologies used for the respective financial assets and liabilities measured at fair value on a nonrecurring basis during fiscal years 2011, 2010 and 2009 was as follows:

Long-lived assets: The Company reviews the carrying amount of its long-lived assets other than goodwill and indefinite-lived intangible assets for potential impairment whenever events or changes in circumstance include a significant decrease in market price, a significant adverse change in the extent or manner in which an asset is being used, or a significant adverse change in the legal or business climate. The Company measures the fair value of its long-lived assets, such as its definite-lived intangible assets and property, plant and equipment using independent appraisals, market models and discounted cash flow models. A discounted cash flow model requires inputs to a present value cash flow calculation such as a risk-adjusted discount rate, terminal values, operating budgets, long-term strategic plans and remaining useful lives of the asset or asset group. If the carrying value of the Company's long-lived assets (excluding goodwill and indefinite-lived intangible assets) exceeds the related undiscounted future cash flows, the carrying value is written down to the fair value in the period identified.

During 2011, the Company initiated restructuring actions resulting in the planned future closure of its CRM manufacturing facility in Sweden, resulting in the recognition of a $12.0 million impairment charge to write-down the facility to its estimated fair value. The Company also recognized $51.9 million of intangible asset impairments primarily associated with customer relationship intangible assets. As a result, these long-lived assets were written down to $29.2 million as of December 31, 2011. Refer to Note 8 for further details of these charges. There was no material impairments of the Company's long-lived assets recognized during fiscal years 2010 or 2009.

A summary of the financial assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2011 was as follows (in thousands):

	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Long-lived assets	$29,234	$—	$29,234	$—
Total assets	$29,234	$—	$29,234	$—

Cost method investments: The Company also holds investments in equity securities that are accounted for as cost method investments, which are classified as other assets and measured at fair value on a nonrecurring basis. The carrying value of these investments approximated $128 million and $124 million at December 31, 2011 and January 1, 2011, respectively. The fair value of the Company's cost method investments is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of these investments. When measured on a nonrecurring basis, the Company's cost method investments are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs to measure fair value. During 2009, the Company determined that the fair value of a cost method investment was below its carrying value and that the carrying value of the investment would not be recoverable within a reasonable period of time. As a result, the Company measured the fair value of the investment using market participant valuations from recent and proposed equity offerings for this company (Level 3) and recognized an $8.3 million impairment charge in other expense (see Note 9), reducing the $13.5 million carrying value of the investment to $5.2 million. During 2010, the Company further determined that this cost method investment was fully impaired as it did not believe that any of the investment carrying value would be recovered due to the company's substantial inability to operate as a going concern given its financial condition. As a result, the Company recognized a $5.2 million impairment charge in other expense during 2010.

Fair Value of Other Financial Instruments

The aggregate fair value of the Company's fixed-rate senior notes at December 31, 2011 (measured using quoted prices in active markets) was $2,528.0 million compared to the aggregate carrying value of $2,441.3 million (inclusive of the interest rate swaps). The fair value of the Company's other debt obligations at December 31, 2011 approximated their aggregate $355.4 million carrying value due to the variable interest rate and short-term nature of these instruments.